Stockholders' Equity - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands					3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 10, 2021	Mar. 01, 2021	Oct. 19, 2020	Sep. 29, 2020	Mar. 31, 2021	Sep. 30, 2020	Dec. 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent					$ 391,677		$ 340,823	$ 52,880	$ 76,246	$ 93,615	$ 111,479
Common stock, par value					$ 0.0001		$ 0.0001		$ 0.0001
Preferred stock, par value (in USD per share)					$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized							2,250,000,000		2,250,000,000
Preferred shares, shares authorized					25,000,000	25,000,000	25,000,000		25,000,000
Common stock, shares outstanding					189,684,580	168,713,296	175,912,194		137,911,975
Warrants outstanding (in shares)				24,876,512	5,979,442	24,876,512	15,277,974
Shares of common stock issued under warrant exercises (in shares)							7,198,898
Warrants exercised (in shares)					18,897,070		9,598,538
Preferred Stock, Shares Issued					0	0	0		0
Preferred shares, shares outstanding					0		0		0
Proceeds from warrant exercises							$ 73,700
Subsequent Event
Class of Stock [Line Items]
Shares of common stock issued under warrant exercises (in shares)	6,973,826
Warrants exercised (in shares)		9,298,456
Proceeds from warrant exercises	$ 162,900
Public Warrants
Class of Stock [Line Items]
Warrants outstanding (in shares)				24,876,512		24,876,512
Warrant exercise price (in USD per share)				$ 11.50
Warrants and Rights Outstanding, Term				5 years
Period after the Business Combination after which the public warrants become exercisable				30 days
Redemption price (in dollars per share)				$ 0.01		$ 0.01
Stock price trigger (in USD per share)				$ 18.00
Threshold trading days				20 days
Threshold trading day window				30 days
Shares registered that may be issued upon exercise of warrants (in shares)			18,657,384
Public Warrants | Subsequent Event
Class of Stock [Line Items]
Warrant exercise price (in USD per share)			$ 11.50
Shares registered that may be issued upon exercise of warrants (in shares)			18,657,384
Working Capital Warrants
Class of Stock [Line Items]
Warrant exercise price (in USD per share)			$ 11.50
Shares registered that may be issued upon exercise of warrants (in shares)			375,000
Working Capital Warrants | Subsequent Event
Class of Stock [Line Items]
Warrant exercise price (in USD per share)			$ 11.50
Warrants exercised (in shares)			9,598,538
Shares registered that may be issued upon exercise of warrants (in shares)			375,000
RSA
Class of Stock [Line Items]
Awards outstanding (in shares)					4,183,624	4,183,624	4,183,624		4,183,624	4,183,624	4,183,624
Private Placement
Class of Stock [Line Items]
Shares issued (in shares)				15,000,000		15,000,000
Price per share (in USD per share)				$ 10.00		$ 10.00
Retrospective Application of the Recapitalization
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent									$ 0
Retrospective Application of the Recapitalization | RSA
Class of Stock [Line Items]
Awards outstanding (in shares)											2,779,067
As Originally Reported
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent									$ 76,246		$ 111,479
As Originally Reported | RSA
Class of Stock [Line Items]
Awards outstanding (in shares)											1,404,557
Revision Of Prior Period Error Correction Adjustment Member
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent					$ 0
Revision Of Prior Period Error Correction Adjustment Member | Accumulated Deficit
Class of Stock [Line Items]
Stockholders' Equity Attributable to Parent					$ 1,600		$ 1,600